Basis of Presentation Basis of Presentation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Effects of Revision on Consolidated Balance Sheets
The following table presents the effect the revision had on the Condensed Condensed Consolidated Balance Sheets at June 30, 2012 and December 31, 2011:

	June 30, 2012
	(in millions)
	As Previously Reported	Adjustment	As Revised
Goodwill	2,618	685	3,303
Franchise agreements, net	2,808	(1,145)	1,663
Total Assets	7,822	(460)	7,362
Deferred income taxes	895	(469)	426
Total Liabilities	9,543	(469)	9,074
Accumulated deficit	(3,728)	9	(3,719)

	December 31, 2011
	(in millions)
	As Previously Reported	Adjustment	As Revised
Goodwill	2,614	685	3,299
Franchise agreements, net	2,842	(1,145)	1,697
Total Assets	7,810	(460)	7,350
Deferred income taxes	890	(469)	421
Total Liabilities	9,318	(469)	8,849
Accumulated deficit	(3,511)	9	(3,502)

table presents the effect the revision had on the Condensed Consolidated Balance Sheets at December 31, 2011 and 2010:

	December 31, 2011
	(in millions)
	As Previously Reported	Adjustment	As Revised
Goodwill	2,614	685	3,299
Franchise agreements, net	2,842	(1,145)	1,697
Total Assets	7,810	(460)	7,350
Deferred income taxes	890	(469)	421
Total Liabilities	9,318	(469)	8,849
Accumulated deficit	(3,511)	9	(3,502)

	December 31, 2010
	(in millions)
	As Previously Reported	Adjustment	As Revised
Goodwill	2,611	685	3,296
Franchise agreements, net	2,909	(1,145)	1,764
Total Assets	8,029	(460)	7,569
Deferred income taxes	883	(469)	414
Total Liabilities	9,101	(469)	8,632
Accumulated deficit	(3,070)	9	(3,061)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The fair value of derivative instruments was as follows:

Liability Derivatives		June 30, 2012	December 31, 2011
Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Fair Value
Interest rate swap contracts	Other current liabilities	$1	$7
	Other non-current liabilities	26	10
		$27	$17

The fair value of derivative instruments was as follows:

Liability Derivatives		December 31, 2011 Fair Value	December 31, 2010 Fair Value
Designated as Hedging Instruments	Balance Sheet Location
Interest rate swap contracts	Other non-current liabilities	$—	$17
Not Designated as Hedging Instruments
Interest rate swap contracts	Other current liabilities	$7	$—
	Other non-current liabilities	10	—
		$17	$—

Schedule of Derivative Instruments, Effect on Other Comprehensive Income

	Gain or (Loss) Recognized in Other Comprehensive Income		Location of Gain or (Loss) Reclassified from AOCI into Income	Gain or (Loss) Reclassified from AOCI into Income
Derivatives in Cash Flow Hedge Relationships	Six Months Ended	Six Months Ended		Six Months Ended	Six Months Ended
	June 30, 2012	June 30, 2011		June 30, 2012	June 30, 2011
Interest rate swap contracts	$—	$—	Interest expense	$—	$(17)

	Gain or (Loss) Recognized in Other Comprehensive Income		Location of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)	Gain or (Loss) Reclassified from AOCI into Income
Derivatives in Cash Flow Hedge Relationships	Year Ended December 31, 2011	Year Ended December 31, 2010		Year Ended December 31, 2011	Year Ended December 31, 2010
Interest rate swap contracts	$—	$8	Interest expense	$(17)	$(19)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]

Derivative Instruments Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income for Derivative Instruments	Gain or (Loss) Recognized in Income on Derivative
		Three Months Ended	Three Months Ended
		June 30, 2012	June 30, 2011
Interest rate swap contracts	Interest expense	$4	$2
Foreign exchange contracts	Operating expense	1	$—

Derivative Instruments Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income for Derivative Instruments	Gain or (Loss) Recognized in Income on Derivative
		Six Months Ended	Six Months Ended
		June 30, 2012	June 30, 2011
Interest rate swap contracts	Interest expense	$—	$4
Foreign exchange contracts	Operating expense	—	$(1)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table summarizes fair value measurements by level at June 30, 2012 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$27	$27
The following table summarizes fair value measurements by level at December 31, 2011 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$17	$17
Deferred compensation plan assets (included in other non-current assets)	$1	$—	$—	$1

The following table summarizes fair value measurements by level at December 31, 2011 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$17	$17
Deferred compensation plan assets (included in other non-current assets)	$1	$—	$—	$1
The following table summarizes fair value measurements by level at December 31, 2010 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$17	$17
Deferred compensation plan assets (included in other non-current assets)	$1	$—	$—	$1

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents changes in Level III financial liabilities measured at fair value on a recurring basis:

Fair value at December 31, 2011	$17
Loss reflected in the statement of operations	10
Fair value at June 30, 2012	$27

The following table presents changes in Level III financial liabilities measured at fair value on a recurring basis:

Fair value at January 1, 2010	$25
Changes reflected in other comprehensive loss	(8)
Fair value at December 31, 2010	17
Changes reflected in other comprehensive loss	—
Fair value at December 31, 2011	$17

Summary of Indebtedness Compared to Estimated Fair Value
The following table summarizes the carrying amount of the Company’s indebtedness compared to the estimated fair value, primarily determined by quoted market values, at:

	June 30, 2012		December 31, 2011
	Carrying Amount	Estimated Fair Value (a)	Carrying Amount	Estimated Fair Value (1)
Debt
Senior Secured Credit Facility:
Non-extended revolving credit facility	$—	$—	$78	$78
Extended revolving credit facility	109	109	97	97
Non-extended term loan facility	—	—	629	590
Extended term loan facility	1,822	1,721	1,822	1,630
First Lien Notes	593	620	—	—
Existing First and a Half Lien Notes	700	686	700	606
New First and a Half Lien Notes	325	335	—	—
Second Lien Loans	650	663	650	655
Other bank indebtedness	105	105	133	133
Existing Notes:
10.50% Senior Notes	64	63	64	56
11.00%/11.75% Senior Toggle Notes	41	40	52	43
12.375% Senior Subordinated Notes	188	175	187	144
Extended Maturity Notes:
11.50% Senior Notes	489	463	489	367
12.00% Senior Notes	129	120	129	95
13.375% Senior Subordinated Notes	10	9	10	7
11.00% Convertible Notes	2,110	1,643	2,110	1,189
Securitization obligations	267	267	327	327
_______________

(a)	The fair value of the Company's indebtedness is categorized as Level I.